Retirement and Benefit Programs (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 28, 2013	Feb. 29, 2012	Feb. 28, 2011
Retirement and Benefit Programs
Percentage of workforce covered by collective bargaining agreements	31.00%
Multiemployer Pension Plans
Contributions by the Company	$ 2,544	$ 2,443	$ 2,253
A
Multiemployer Pension Plans
Contributions by the Company	1,060	1,025	966
B
Multiemployer Pension Plans
Contributions by the Company	536	519	438
B | Minimum
Multiemployer Pension Plans
Percentage of contributions	5.00%
Multiemployer plans other than pension fund B | Maximum
Multiemployer Pension Plans
Percentage of contributions	5.00%
C
Multiemployer Pension Plans
Contributions by the Company	329	343	337
D
Multiemployer Pension Plans
Contributions by the Company	202	182	126
E
Multiemployer Pension Plans
Contributions by the Company			8
F
Multiemployer Pension Plans
Contributions by the Company	130	121	110
G
Multiemployer Pension Plans
Contributions by the Company	32	32	24
H
Multiemployer Pension Plans
Contributions by the Company	198	221	244
I
Multiemployer Pension Plans
Contributions by the Company	32
J
Multiemployer Pension Plans
Contributions by the Company	$ 25